Summary of Stock Option Activity and Changes during Year (Parenthetical) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock awards granted in connection with acquisition	1,046,372	1,939,796	818,090
NetSpend Holdings Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock awards granted in connection with acquisition	1,100,000
Market value of stock awarded granted in connection with acquisition	13.7